Conservative Allocation Fund (Prospectus Summary) | Conservative Allocation Fund
Conservative Allocation Fund May 1, 2012
Investment Objective.
The Fund seeks current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Conservative Allocation Fund Conservative Allocation Fund Class
Management Fees	none
Other Expenses	none
Acquired Fund Fees & Expenses	0.41%
Total Annual Fund Operating Expenses	0.41%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included.
Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Conservative Allocation Fund Conservative Allocation Fund Class	42	132	232	528

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 12.14% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in equity shares of other funds of the Investment
Company ("IC Funds") and also in fixed income IC Funds.

• The Fund's target allocation currently is approximately 75% of net assets in fixed income IC Funds and approximately 25% of net assets in equity IC Funds.

• The Fund seeks to maintain approximately 30% of its net assets in the Bond
Fund and approximately 45% in the Mid-Term Bond Fund.

• The Fund seeks to maintain approximately 25% of its net assets in the Equity
Index Fund.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Underlying Fund risk: A Fund's ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds; therefore the Fund is primarily subject to fixed income risk. These risks include Fixed Income and
Foreign Investment risks, which are described in more detail in the "Principal
Risks" section of the prospectus.

• Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund's investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. The prices of debt securities may be subject to significant volatility. Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as "junk bonds", have a higher risk of default and tend to be less liquid than higher-rated securities. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in the junk bond category than in higher-rated categories.

• Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.

• Allocation Fund risk:

• The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

• Performance of some asset classes may offset performance of others, such as stocks and bonds.

• Because the Allocation Fund holds both stocks and bonds, the Fund's performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one and five years and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at
http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund's performance compares with the returns of two indices with similar investment objectives:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor's 500 Composite
Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.
The bar chart and table below show the annual return and average annual returns of the Fund.

Best and Worst Performing Quarters Quarter/Year Total Return Best Second quarter 2009 7.50% Worst Fourth quarter 2008 (6.24)%
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Conservative Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Conservative Allocation Fund Class	Conservative Allocation Fund (commenced operations on May 20, 2003)	5.79%	4.99%	5.14%	May 20, 2003
S&P 500® Index	S&P 500® Index	2.11%	(0.26%)	5.80%
Barclay's Capital Aggregate Bond Index	Barclay's Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%	5.09%